RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest rate	1.53%
Executed lines of credit to Company executives
Related Party Transaction [Line Items]
Outstanding balance		$ 809
Total lines of credit that can be drawn by executives	$ 940
Loans to Company executives
Related Party Transaction [Line Items]
Outstanding balance		$ 353